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C000219664 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Deep Buffer ETF - June
Average Annual Return, Percent								9.50%																																										7.77%				8.38%
C000221308 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer ETF - September
Average Annual Return, Percent								11.78%																																									10.92%
C000223312 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Nasdaq-100® Buffer ETF - December
Average Annual Return, Percent								14.51%																																						9.31%
C000222137 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Deep Buffer ETF - October
Average Annual Return, Percent								9.12%																																								7.44%
C000236305 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Laddered Nasdaq Buffer ETF
Average Annual Return, Percent								14.04%																									17.16%
C000230440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Multi-Manager Small Cap Opportunities ETF
Average Annual Return, Percent								10.02%																												2.46%
C000246681 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer & Premium Income ETF - December
Average Annual Return, Percent								6.73%											7.01%
C000240186 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Moderate Buffer ETF - January
Average Annual Return, Percent								9.24%																						12.62%
C000241255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March
Average Annual Return, Percent								10.41%																				11.73%
C000248798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Nasdaq-100® Moderate Buffer ETF - August
Average Annual Return, Percent								13.03%		12.92%
C000219662 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer ETF - June
Average Annual Return, Percent								10.80%																																										11.09%				12.22%
C000218409 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Deep Buffer ETF - May
Average Annual Return, Percent								10.94%																																										6.38%						7.18%
C000222135 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer ETF - October
Average Annual Return, Percent								10.06%																																								9.40%
C000220040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer ETF - July
Average Annual Return, Percent								13.31%																																										11.16%	11.84%
C000230351 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust SkyBridge Crypto Industry and Digital Economy ETF
Average Annual Return, Percent								84.26%																														3.17%
C000230294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Nasdaq-100® Buffer ETF - September
Average Annual Return, Percent								15.56%																													11.03%
C000239915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Small Cap Moderate Buffer ETF - May
Average Annual Return, Percent								2.58%																		10.16%
C000231330 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Buffered Allocation Defensive ETF
Average Annual Return, Percent								8.75%																											4.82%
C000248800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Nasdaq-100® Moderate Buffer ETF - May
Average Annual Return, Percent								16.21%					15.79%
C000214901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer ETF - November
Average Annual Return, Percent								10.62%																																										9.51%									9.53%
C000205110 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Low Duration Strategic Focus ETF
Average Annual Return, Percent								4.94%																																										2.13%											2.59%
C000215123 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Active Factor Mid Cap ETF
Average Annual Return, Percent								6.96%																																										13.91%								10.62%
C000217668 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer ETF - February
Average Annual Return, Percent								12.45%																																										11.41%							10.78%
C000227615 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Expanded Technology ETF
Average Annual Return, Percent								21.68%																																	13.48%
C000218407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer ETF - May
Average Annual Return, Percent								12.15%																																										8.97%						10.48%
C000216581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Multi-Manager Large Growth ETF
Average Annual Return, Percent								24.87%																																										9.76%			11.64%
C000219511 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Laddered Buffer ETF
Average Annual Return, Percent								10.78%																																										9.93%		10.20%
C000220038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Deep Buffer ETF - July
Average Annual Return, Percent								12.77%																																										8.24%	8.53%
C000215124 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Active Factor Small Cap ETF
Average Annual Return, Percent								6.64%																																										12.80%								9.65%
C000214903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Deep Buffer ETF - November
Average Annual Return, Percent								9.44%																																										7.48%									7.33%
C000217670 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Deep Buffer ETF - February
Average Annual Return, Percent								10.78%																																										7.96%							7.53%
C000218639 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Securitized Plus ETF
Average Annual Return, Percent								3.92%																																										0.01%					0.70%
C000243241 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Laddered Moderate Buffer ETF
Average Annual Return, Percent								9.71%												14.68%
C000221311 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Deep Buffer ETF - September
Average Annual Return, Percent								10.18%																																									8.07%
C000169822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Flexible Municipal High Income ETF
Average Annual Return, Percent								(1.78%)																																										0.68%														1.44%
C000223318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest International Equity Moderate Buffer ETF - December
Average Annual Return, Percent								3.12%																																						5.18%
C000223224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer ETF - December
Average Annual Return, Percent								10.86%																																						10.39%
C000237796 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September
Average Annual Return, Percent								8.57%																								11.34%
C000224383 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Laddered Deep Buffer ETF
Average Annual Return, Percent								9.64%																																					6.81%
C000241257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Moderate Buffer ETF - March
Average Annual Return, Percent								9.44%																				12.68%
C000240568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Multi-Strategy Alternative ETF
Average Annual Return, Percent								8.37%																							5.92%
C000248809 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Nasdaq-100® Conservative Buffer ETF - October
Average Annual Return, Percent						9.66%
C000248806 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Nasdaq-100® Conservative Buffer ETF - April
Average Annual Return, Percent								8.14%						11.56%
C000248799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Nasdaq-100® Moderate Buffer ETF - February
Average Annual Return, Percent			6.15%
C000242927 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Moderate Buffer ETF - August
Average Annual Return, Percent								10.46%														12.78%
C000211017 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer ETF - August
Average Annual Return, Percent								12.66%																																										9.05%										9.42%
C000178745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Smith Opportunistic Fixed Income ETF
Average Annual Return, Percent								2.83%																																										(1.01%)													1.73%
C000224230 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer ETF - January
Average Annual Return, Percent								10.68%																																							11.20%
C000223226 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Deep Buffer ETF - December
Average Annual Return, Percent								9.54%																																						7.73%
C000224911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June
Average Annual Return, Percent								11.04%																																8.63%
C000226054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Nasdaq-100® Buffer ETF - March
Average Annual Return, Percent								12.47%																																				10.82%
C000240892 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Moderate Buffer ETF - February
Average Annual Return, Percent								10.35%																					13.02%
C000241464 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Moderate Buffer ETF - April
Average Annual Return, Percent								6.77%																			12.17%
C000248801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Nasdaq-100® Moderate Buffer ETF - November
Average Annual Return, Percent					10.37%
C000248689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer & Premium Income ETF - March
Average Annual Return, Percent								6.89%							7.35%
C000246128 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Small Cap Moderate Buffer ETF - November
Average Annual Return, Percent								6.69%										11.47%
C000245575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
Average Annual Return, Percent								10.20%					11.01%
C000242934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Moderate Buffer ETF - December
Average Annual Return, Percent								9.52%											11.36%
C000226537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer ETF - April
Average Annual Return, Percent								7.70%																																			8.59%
C000226051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Deep Buffer ETF - March
Average Annual Return, Percent								9.31%																																				7.22%
C000250352 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer & Premium Income ETF - June
Average Annual Return, Percent								7.27%			7.71%
C000245572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
Average Annual Return, Percent								12.66%						14.12%
C000243422 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July
Average Annual Return, Percent								9.56%																10.46%
C000242937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Moderate Buffer ETF - September
Average Annual Return, Percent								10.04%															12.05%
C000227373 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Innovation Leaders ETF
Average Annual Return, Percent								27.86%																																		10.09%
C000227834 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest International Equity Moderate Buffer ETF - June
Average Annual Return, Percent								9.41%																															5.27%
C000231328 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Buffered Allocation Growth ETF
Average Annual Return, Percent								10.80%																											7.44%
C000230301 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December
Average Annual Return, Percent								8.56%																										7.51%
C000244790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer & Premium Income ETF - September
Average Annual Return, Percent								6.06%															6.82%
C000245574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January
Average Annual Return, Percent								8.19%									9.37%
C000246916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Small Cap Moderate Buffer ETF - February
Average Annual Return, Percent								6.24%								8.67%
C000245577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October
Average Annual Return, Percent								8.33%													10.48%
C000230296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest International Equity Moderate Buffer ETF - September
Average Annual Return, Percent								9.06%																													5.76%
C000227832 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Nasdaq-100® Buffer ETF - June
Average Annual Return, Percent								14.19%																															10.60%
C000226539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Deep Buffer ETF - April
Average Annual Return, Percent								5.97%																																			5.72%
C000245576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November
Average Annual Return, Percent								8.46%										9.88%
C000245573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February
Average Annual Return, Percent								8.59%								9.82%
C000244041 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Small Cap Moderate Buffer ETF - August
Average Annual Return, Percent								6.28%														11.11%
C000248807 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Nasdaq-100® Conservative Buffer ETF - January
Average Annual Return, Percent				6.20%
C000249954 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Laddered Small Cap Moderate Buffer ETF
Average Annual Return, Percent								5.25%				8.80%
C000242935 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Moderate Buffer ETF - November
Average Annual Return, Percent								9.37%										11.88%
C000242928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Moderate Buffer ETF - July
Average Annual Return, Percent								12.04%																13.14%
C000261390 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Laddered Enhance & Moderate Buffer ETF
Average Annual Return, Percent		2.44%
C000169819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Income Opportunities ETF
Average Annual Return, Percent								11.86%																																										9.49%														7.78%
C000200735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Smith Unconstrained Bond ETF
Average Annual Return, Percent								5.32%																																										2.96%												3.72%
C000211018 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Deep Buffer ETF - August
Average Annual Return, Percent								11.04%																																										5.91%										6.26%
C000215122 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								First Trust Active Factor Large Cap ETF
Average Annual Return, Percent								13.76%																																										13.66%								13.05%
C000224232 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Deep Buffer ETF - January
Average Annual Return, Percent								9.45%																																							7.21%
C000226050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Buffer ETF - March
Average Annual Return, Percent								9.97%																																				10.34%
C000226055 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest International Equity Moderate Buffer ETF - March
Average Annual Return, Percent								7.95%																																				5.98%
C000241937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Moderate Buffer ETF - May
Average Annual Return, Percent								11.54%																		13.19%
C000249956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Laddered International Moderate Buffer ETF
Average Annual Return, Percent							7.37%
C000248808 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest Nasdaq-100® Conservative Buffer ETF - July
Average Annual Return, Percent								13.29%	12.81%
C000243421 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August
Average Annual Return, Percent								8.69%														10.38%
C000242936 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Moderate Buffer ETF - October
Average Annual Return, Percent								9.07%													12.27%
C000242929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FT Vest U.S. Equity Moderate Buffer ETF - June
Average Annual Return, Percent								9.87%																	12.04%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Average Annual Return, Percent		6.27%	8.17%	8.60%	11.20%	11.40%		15.88%	16.92%	17.14%	16.55%		18.06%	22.81%	18.42%	19.63%	21.22%	23.89%	21.78%	28.20%	27.36%	22.87%	22.63%	19.89%	20.54%	22.55%	22.55%	24.34%	21.63%	22.24%	21.29%	21.66%	19.85%	11.12%	11.05%		11.65%	12.16%	12.66%	11.47%	12.07%		12.08%	13.59%	13.55%	14.21%	14.04%	15.22%	16.12%	14.74%	16.26%	15.52%		16.92%		18.38%	14.45%	15.46%	15.16%	15.40%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 3000® Index
Average Annual Return, Percent								15.84%				19.18%				19.05%		23.66%				22.38%				22.21%										10.99%						11.13%								14.11%								14.81%						14.43%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								3.14%																																										(0.68%)					(0.30%)						1.65%	1.90%	1.76%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000® Index
Average Annual Return, Percent								16.24%																																										14.34%			15.71%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index
Average Annual Return, Percent							14.17%	13.87%																													6.62%		6.78%					7.43%		8.16%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Average Annual Return, Percent								0.08%																																										0.40%														1.73%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq-100 Index®
Average Annual Return, Percent			8.76%	9.71%	15.50%	15.96%		20.52%	18.56%	20.04%			20.70%	27.16%																			25.50%				12.21%		13.83%					15.30%		14.73%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000® Growth Index
Average Annual Return, Percent								10.48%																												1.69%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000® Index
Average Annual Return, Percent								8.17%				14.26%				11.94%		18.27%				14.19%				15.09%																								10.13%								8.48%
S And P 500 Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500® Information Technology Index
Average Annual Return, Percent								22.54%																																	19.98%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P MidCap 400® Index
Average Annual Return, Percent								6.86%																																										12.76%								10.71%
Bloomberg 1 5 Year Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-5 Year Government/Credit Index
Average Annual Return, Percent								4.79%																																										1.33%											2.35%
Blended Benchmark C000205110 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]							5.46%																																										2.11%											3.13%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 3000® Growth Index
Average Annual Return, Percent								22.01%																																		14.08%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000® Growth Index
Average Annual Return, Percent								22.58%																																										15.25%			17.46%
Bloomberg U S Mortgage Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent								3.36%																																										(0.41%)					(0.31%)
Credit Suisse AllHedge Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Credit Suisse AllHedge Index
Average Annual Return, Percent								9.90%																							7.65%
ICE BofA U S 3 Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent								4.48%																							4.96%
Bloomberg Municipal Long Bond 22 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Long Bond (22+) Index
Average Annual Return, Percent								(3.88%)																																										(0.86%)														1.31%
Blended Benchmark C000169822 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]							(0.71%)																																										1.37%														2.58%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent								4.48%																																										2.91%												2.58%
ICE BofA US Dollar 3 Month Deposit Offered Rate Average Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index
Average Annual Return, Percent	[3]							4.66%																																										3.13%												2.81%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Blended Benchmark
Average Annual Return, Percent	[4]							13.58%																																										9.37%														7.57%

[1]	The Blended Benchmark consists of the following two indexes: 80% of the Bloomberg 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%.
[2]	The Blended Benchmark returns are a 50/50 split between the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Bond Index.
[3]	On May 31, 2023, the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index was replaced as a securities market index for the Fund with the ICE BofA 3‑Month US Treasury Bill Index in connection with the phase out of the London interbank offered rate.
[4]	A blended benchmark (the “Blended Benchmark”) comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.